Vanguard FTSE All-World ex-US Small-Cap Index Fund Investment Strategy - Admiral Prospectus [Member] - Vanguard FTSE All-World ex-US Small-Cap Index Fund	Oct. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund employs an indexing investment approach designed to track the performance of the FTSE Global Small Cap ex US Index (the “Target Index”), a float-adjusted, market-capitalization-weighted index designed to measure equity market performance of international small-capitalization stocks. Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in the stocks that make up the Target Index. The Fund invests by sampling the Target Index, meaning that it holds a range of securities that, in the aggregate, approximates the full Target Index in terms of key risk factors and other characteristics.